Loss Per Share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Loss Per Share
11.
LOSS PER SHARE

As of June 30, 2025 the Company had 52,335,759 ordinary shares issued and outstanding with a share price of $19.41 or CHF 15.46. The following table sets forth the loss per share calculations for the three and six months ended June 30, 2025 compared to the three and six months ended June 30, 2024.

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Net loss for the period attributable to Oculis shareholders, in CHF thousands	(25,375)	(20,839)	(58,589)	(36,932)
Loss per share
Weighted-average number of shares used to compute basic and diluted loss per share	52,288,911	40,535,173	50,297,119	38,567,675

Basic and diluted net loss per share for the period, in CHF	(0.49)	(0.51)	(1.16)	(0.96)

Since the Company has a loss for all periods presented, basic net loss per share is the same as diluted net loss per share. Potentially dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	As of June 30, 2025	As of June 30, 2024
Share options issued and outstanding	4,870,628	4,307,447
Earnout options	217,998	280,185
Share and earnout options issued and outstanding	5,088,626	4,587,632
Restricted stock units subject to future vesting	1,016,229	466,908
Restricted shares subject to repurchase	-	24,523
Earnout shares	948,549	3,793,995
Public warrants	2,006,301	4,102,397
Private warrants	151,699	151,699
Blackrock Warrant	43,321	43,321
Total	9,254,725	13,170,475